State Street Equity 500 Index Fund Average Annual Total Returns	12 Months Ended		26 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	15.07%	28.03%	14.42%	19.90%	14.82%
Class A I K [Member] | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%			14.42%		14.82%
Class A I K [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.16%			12.63%		13.64%
Class A I K [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.87%			12.22%		12.93%
Class A I K [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.77%			10.01%		11.15%
Class A I K [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.66%			14.17%		14.56%
Class A I K [Member] | Class K
Prospectus [Line Items]
Average Annual Return, Percent	17.81%			14.36%		14.74%